UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trilogy Capital LLC
Address: 2 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-12152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Compliance Officer
Phone:     203-971-3400

Signature, Place, and Date of Signing:

      /s/ Kenneth A. Cowin     Greenwich, CT     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $93,882 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108      941    36500 SH       DEFINED                     0    36500        0
AMERICAN EXPRESS CO            COM              025816109      999    19200 SH       DEFINED                     0    19200        0
AMERICAN INTL GROUP INC        COM              026874107     1020    17500 SH       DEFINED                     0    17500        0
BANK OF AMERICA CORPORATION    COM              060505104      990    24000 SH       DEFINED                     0    24000        0
CAPITAL ONE FINL CORP          COM              14040H105     1021    21600 SH       DEFINED                     0    21600        0
CITIGROUP INC                  COM              172967101      969    32900 SH       DEFINED                     0    32900        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104      975   109100 SH       DEFINED                     0   109100        0
DELTA AIR LINES INC DEL        COM NEW          247361702    47827  3212044 SH       DEFINED                     0  3212044        0
FEDERAL HOME LN MTG CORP       COM              313400301     1022    30000 SH       DEFINED                     0    30000        0
FEDERAL NATL MTG ASSN          COM              313586109     1079    27000 SH       DEFINED                     0    27000        0
FOSTER WHEELER LTD             SHS NEW          G36535139        5       35 SH       DEFINED                     0       35        0
HOVNANIAN ENTERPRISES INC      CL A             442487203     5378   750000 SH       DEFINED                     0   750000        0
JP MORGAN CHASE & CO           COM              46625H100      991    22700 SH       DEFINED                     0    22700        0
M D C HLDGS INC                COM              552676108     5662   152500 SH       DEFINED                     0   152500        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207      439     9409 SH       DEFINED                     0     9409        0
MBIA INC                       COM              55262C100     1500    80500 SH       DEFINED                     0    80500        0
MERRILL LYNCH & CO INC         COM              590188108      966    18000 SH       DEFINED                     0    18000        0
MGIC INVT CORP WIS             COM              552848103      942    42000 SH       DEFINED                     0    42000        0
MIRANT CORP NEW                COM              60467R100      296     7602 SH       DEFINED                     0     7602        0
MORGAN STANLEY                 COM NEW          617446448     1083    20400 SH       DEFINED                     0    20400        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1810    65142 SH       DEFINED                     0    65142        0
RYLAND GROUP INC               COM              783764103     5717   207500 SH       DEFINED                     0   207500        0
SMURFIT-STONE CONTAINER CORP   PFD CV EX A 7%   832727200     6603   330149 SH       DEFINED                     0   330149        0
VISTEON CORP                   COM              92839U107     2763   629400 SH       DEFINED                     0   629400        0
WACHOVIA CORP NEW              COM              929903102      958    25200 SH       DEFINED                     0    25200        0
WASHINGTON MUT INC             COM              939322103      930    68300 SH       DEFINED                     0    68300        0
WELLS FARGO & CO NEW           COM              949746101      996    33000 SH       DEFINED                     0    33000        0